Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000019105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class C
Trading Symbol	LSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.96%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class R5
Trading Symbol	LRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	LGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R4
Trading Symbol	LAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019088
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class A
Trading Symbol	LAMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054722
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class R2
Trading Symbol	LRSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$84	1.56%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.56%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	LRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054715
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F
Trading Symbol	LGOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$44	0.81%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019106
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class P
Trading Symbol	LRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	1.41%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.41%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054712
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F
Trading Symbol	LAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188284
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class F3
Trading Symbol	LRSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class I
Trading Symbol	LMGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054723
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class R3
Trading Symbol	LRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$79	1.46%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.46%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019095
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class C
Trading Symbol	LMGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.71%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019091
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class P
Trading Symbol	LAMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$59	1.09%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156657
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	LGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054716
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R2
Trading Symbol	LGOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$71	1.31%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R5
Trading Symbol	LAMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class A
Trading Symbol	LRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	LGOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054717
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	LGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019092
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class I
Trading Symbol	LAMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.64%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class R4
Trading Symbol	LRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	1.21%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188282
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class F3
Trading Symbol	LOMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054713
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R2
Trading Symbol	LAMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$67	1.24%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019096
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class P
Trading Symbol	LGOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	1.16%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054721
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class F
Trading Symbol	LRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000156655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R6
Trading Symbol	LAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019090
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class C
Trading Symbol	LAMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.64%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.64%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019093
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Fund
Class Name	Class A
Trading Symbol	LMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 454,917,924
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,079,510
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$454,917,924
# of Portfolio Holdings	72
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$1,079,510

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	17.89%
Consumer Cyclical	14.57%
Consumer Non-Cyclical	17.42%
Financial	7.40%
Industrial	14.42%
Technology	27.13%
Repurchase Agreements	1.17%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000019107
Shareholder Report [Line Items]
Fund Name	Lord Abbett Small-Cap Value Fund
Class Name	Class I
Trading Symbol	LRSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Small-Cap Value Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
AssetsNet	$ 402,905,673
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,480,433
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$402,905,673
# of Portfolio Holdings	69
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$1,480,433

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.93%
Consumer Discretionary	9.70%
Consumer Staples	2.48%
Energy	9.64%
Financials	25.11%
Healthcare	6.31%
Industrials	17.38%
Information Technology	13.14%
Materials	6.11%
Real Estate	2.72%
Utilities	1.22%
Repurchase Agreements	0.89%
Money Market FundsFootnote Reference(a)	1.23%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000188280
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class F3
Trading Symbol	LRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
C000054714
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Fund
Class Name	Class R3
Trading Symbol	LAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
AssetsNet	$ 3,849,464,967
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 9,849,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of May 31, 2024)
Total Net Assets	$3,849,464,967
# of Portfolio Holdings	55
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$9,849,575

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.39%
Consumer Discretionary	5.44%
Consumer Staples	8.25%
Energy	4.66%
Financials	19.08%
Health Care	12.02%
Industrials	8.90%
Information Technology	30.62%
Materials	4.72%
Utilities	3.84%
Repurchase Agreements	1.08%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.